CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
REVEUNUES	$ 132,375,915	$ 117,029,154	$ 117,908,416
COST OF GOODS SOLD	117,721,799	100,932,528	102,197,994
GROSS PROFIT	14,654,116	16,096,626	15,710,422
Selling expenses	598,832	734,159	986,378
General and administrative expenses	6,002,121	6,376,383	4,478,413
Total Operating Expenses	6,600,953	7,110,542	5,464,791
INCOME FROM OPERATIONS	8,053,163	8,986,084	10,245,631
Financial expenses, net	(1,610,337)	(2,827,138)	(2,823,952)
Other income, net	147,108	90,584	371,894
INCOME BEFORE INCOME TAX	6,589,934	6,249,530	7,793,573
INCOME TAX	(691,556)	(926,048)	(1,180,167)
NET INCOME	5,898,378	5,323,482	6,613,406
LESS: NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTEREST	553,067	499,509	716,602
NET INCOME ATTRIBUTABLE TO OSSEN INNOVATION CO.,LTD AND SUBSIDIARIES	5,345,311	4,823,973	5,896,804
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation gain (loss)	6,606,207	(6,975,100)	(5,829,470)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	6,606,207	(6,975,100)	(5,829,470)
COMPREHENSIVE INCOME/(LOSS)	$ 11,951,518	$ (2,151,127)	$ 67,334
EARNINGS PER ORDINARY SHARE
Basic and diluted	$ 0.27	$ 0.24	$ 0.3
WEIGHTED AVERAGE ORDINARY SHARES OUTSTANDING
Basic and diluted	19,791,110	19,804,164	19,862,537